SIGNIFICANT ACCOUNTING POLICIES - Leases (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Weighted-average remaining lease term	2 years	3 years
Weighted-average discount rate	4.58%	4.68%
Right-of-use assets obtained under operating leases	$ 146,560	$ 76,249	$ 108,949